Issuance of common units and Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2021
Issuance of common units and Series A Preferred Units
Schedule of net proceeds for units issued

	As of June 30, 2021
		Series A
		Preferred
(in thousands of U.S. dollars)	Common units	Units	Total
Gross proceeds for units issued	$829	8,467	$9,296
Less: Commissions	(11)	(149)	(160)
Net proceeds for units issued	$818	8,318	$9,136